As filed with the U.S. Securities and Exchange Commission on August 1, 2019.

File Nos.
333-13601
811-07851

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	81 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	82 [X]

FRANKLIN FUND ALLOCATOR SERIES
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	On August 19, 2019 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A AND PART B

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment No. 81 to the Registration Statement, relating only to the Franklin U.S. Core Equity (IU) Fund, Franklin International Core Equity (IU) Fund and Franklin Emerging Market Core Equity (IU) Fund, each a series of the Registrant (the “Fund”), is being filed for the sole purpose of designating August 19, 2019 as the new date upon which Post-Effective Amendment No. 80, as filed on May 16, 2019 (Accession #0001022804-19-000024), (“PEA 80”) shall become effective.

Accordingly, the prospectus and Statement of Additional Information of the Fund, as filed in PEA 80, are incorporated herein by reference in their entirety into this filing.

FRANKLIN FUND ALLOCATOR SERIES
FILE NOS. 811-07851 & 333-13601

PART C
OTHER INFORMATION

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a) Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust of Franklin Fund Allocator Series dated May 18, 2018

Filing: Post-Effective Amendment No. 75 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2018

(b) By-Laws

(i)

Second Amended and Restated By-Laws of Franklin Fund Allocator Series dated May 18, 2018

Filing: Post-Effective Amendment No. 75 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2018

(c) Instruments Defining Rights of Security Holders

(i) Amended and Restated Agreement and Declaration of Trust
(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions and Redemptions
(d) Articles VIII
(e) Miscellaneous – Section 1, 4, 5 and 6

(ii) Amended and Restated By-Laws
(a) Article II, Meetings of Shareholders
(b) Article VII, Records and Reports – Section 1, 2, 3 and 5
(c) Article IX, General Matters: - Sections 3 and 4
(d) Articles X, Amendments – Section 1

(iii) Part B: Statement of Additional Information – Item 22

(d) Investment Advisory Contracts

(i)

Amended and Restated Investment Advisory and Asset Allocation Agreement between Registrant on behalf Franklin Conservative Target Fund (formerly, Franklin Templeton Conservative Target Fund), Franklin Moderate Target Fund (formerly, Franklin Templeton Moderate Target Fund) and Franklin Growth Target Fund (formerly, Franklin Templeton Growth Target Fund) and Franklin Advisers, Inc. dated May 1, 2013

Filing: Post-Effective Amendment No. 40 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(ii)

Amended and Restated Investment Management and Asset Allocation Agreement between Registrant on behalf of Franklin LifeSmart™ 2025 Retirement Target Fund (formerly, Franklin Templeton 2025 Retirement Target Fund), Franklin LifeSmart™ 2035 Retirement Target Fund (formerly, Franklin Templeton 2035 Retirement Target Fund) and Franklin LifeSmart™ 2045 Retirement Target Fund (formerly, Franklin Templeton 2045 Retirement Target Fund) and Franklin Advisers, Inc. dated May 1, 2013

Filing: Post-Effective Amendment No. 40 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(iii)

Investment Management and Asset Allocation Agreement between Registrant on behalf of Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund and Franklin Advisers, Inc. dated June 3, 2013

Filing: Post-Effective Amendment No. 40 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(iv)

Investment Management and Asset Allocation Agreement between Registrant on behalf of Franklin LifeSmart™ 2055 Retirement Target Fund and Franklin Advisers, Inc. dated May 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(v)

Investment Management Agreement between Registrant on behalf of Franklin Payout 2019 Fund, Franklin Payout 2020 Fund and Franklin Payout 2021 Fund and Franklin Advisers, Inc. dated June 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vi)

Investment Management Agreement between Registrant on behalf of Franklin Payout 2022 Fund and Franklin Payout 2023 Fund and Franklin Advisers, Inc. dated June 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vii)

Investment Management Agreement between Registrant on behalf of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund, Franklin NextStep Growth Fund and Franklin Advisers, Inc. dated February 5, 2016

Filing: Post-Effective Amendment No. 57 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 4, 2016

(viii)

Amended and Restated Investment Management Agreement between Registrant on behalf of Franklin LifeSmart™ Retirement Income Fund and Franklin Advisers, Inc. dated May 1, 2016

Filing: Post-Effective Amendment No. 60 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 27, 2016

(ix)

Subadvisory Agreement on behalf of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund, Franklin NextStep Growth Fund, between Franklin Advisers, Inc. and Franklin Templeton Investments Corp. dated February 5, 2016

Filing: Post-Effective Amendment No. 57 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 4, 2016

(e) Underwriting Contracts

(i)

Distribution Agreement dated January 1, 2011 and amended Attachment A dated March 1, 2016 between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 26, 2017

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: February 15, 2011

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

(i)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: December 27, 1996

(ii)

Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 3 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 21, 1998

(iii)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 3 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 21, 1998

(iv)

Amendment dated June 1, 2018 to Exhibit A of the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 75 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2018

(v)

Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: November 29, 2001

(vi)

Amendment dated June 1, 2018 to Schedule 1 of the Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 78 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 24, 2019

(vii)

Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New  York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: November 29, 2001

(viii)

Amendment dated January 27, 2017 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 66 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 27, 2017

(ix)

Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 47 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 13, 2015

(x)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: June 30, 1997

(xi)

Amendment dated June 1, 2018 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 75 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2018

(h) Other Material Contracts

(i)

Amended and Restated Fund Administration Agreement between Registrant on behalf of Franklin Founding Funds Allocation Fund (formerly, Franklin Templeton Founding Funds Allocation Fund) and Franklin Templeton Services, LLC dated February 28, 2012

Filing: Post-Effective Amendment No. 30 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 26, 2012

(ii)

Amended and Restated Fund Administration Agreement between Registrant on behalf of Franklin Corefolio Allocation Fund (formerly, Franklin Templeton Corefolio Allocation Fund) and Franklin Templeton Services, LLC dated February 28, 2012

Filing Post-Effective Amendment No. 30 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 26, 2012

(iii)

Subcontract for Fund Administrative Services on behalf of Franklin LifeSmart™ Retirement Income Fund (formerly, Franklin LifeSmart 2015 Retirement Target Fund), Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2025 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2035 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2045 Retirement Target Fund, Franklin LifeSmart 2050 Retirement Target Fund, Franklin Conservative Allocation Fund (formerly, Franklin Templeton Conservative Allocation Fund), Franklin Growth Allocation Fund (formerly, Franklin Templeton Growth Allocation Fund) and Franklin Moderate Allocation Fund (formerly, Franklin Templeton Moderate Allocation Fund) between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated May 1, 2013 and amended as of May 1, 2014

Filing: Post-Effective Amendment No. 48 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 27, 2015

(iv)

Amended and Restated Transfer Agent and Shareholder Services Agreement dated November 1, 2017 between Registrant and Franklin Templeton Investor Services, LLC

Filing: Post-Effective Amendment No. 73 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 27, 2018

(v)

Subcontract for Fund Administrative Services on behalf of Franklin LifeSmart™ 2055 Retirement Target Fund between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated May 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vi)

Subcontract for Fund Administrative Services on behalf of Franklin Payout 2018 Fund, Franklin Payout 2019 Fund, Franklin Payout 2020 Fund, Franklin Payout 2021 Fund, Franklin Payout 2022 Fund and Franklin Payout 2023 Fund between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated June 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vii)

Subcontract for Fund Administrative Services on behalf of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund dated February 5, 2016

Filing: Post-Effective Amendment No. 57 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 4, 2016

(i) Legal Opinion

(i) Opinion and Consent of Counsel dated September 15, 1998 Filing: Post-Effective Amendment No. 3 to Registration Statement on Form N-1A File No. 333-13601 Filing Date: September 21, 1998

(ii)

Opinion and Consent of Counsel dated June 26, 2013 for Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund and Franklin LifeSmart™ 2050 Retirement Target Fund

Filing: Post-Effective Amendment No. 38 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: June 27, 2013

(iii)

Opinion and Consent of Counsel dated April 27, 2015 for Franklin LifeSmart™ 2055 Retirement Target Fund

Filing: Post-Effective Amendment No. 50 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 27, 2015

(iv)

Opinion and Consent of Counsel dated May 28, 2015 for Franklin Payout 2018 Fund, Franklin Payout 2019 Fund, Franklin Payout 2020 Fund, Franklin Payout 2021 Fund, Franklin Payout 2022 Fund and Franklin Payout 2023 Fund

Filing: Post-Effective Amendment No. 52 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: May 28, 2015

(v)

Opinion and Consent of Counsel dated February 3, 2016 with respect to Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund

Filing: Post-Effective Amendment No. 59 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2016

(j) Other Opinions

(i) Consent of Independent Registered Public Accounting Firm

(k) Omitted Financial Statements

Not Applicable

(l) Initial Capital Agreements

(i)

Subscription Agreement between Registrant on behalf of Franklin Conservative Target Fund (formerly, Franklin Templeton Conservative Target Fund), Franklin Moderate Target Fund (formerly, Franklin Templeton Moderate Target Fund) and Franklin Growth Target Fund (formerly, Franklin Templeton Growth Target Fund) and Franklin Resources, Inc. dated December 19, 1996

Filing: Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: December 27, 1996

(ii)

Subscription Agreement between Registrant on behalf of Franklin Corefolio Allocation Fund (formerly, Franklin Templeton Corefolio Allocation Fund), and Franklin Resources, Inc. dated August 15, 2003

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: May 19, 2004

(iii)

Subscription Agreement between Registrant on behalf of Franklin Founding Funds Allocation Fund (formerly, Franklin Templeton Founding Funds Allocation Fund) and Franklin Resources, Inc. dated August 15, 2003

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: May 19, 2004

(iv)

Subscription Agreement between Registrant on behalf of Franklin LifeSmart™ Retirement Income Fund (formerly, Franklin Templeton 2015 Retirement Target Fund) and Franklin Resources, Inc. dated July 31, 2006

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2009

(v)

Subscription Agreement between Registrant on behalf of Franklin LifeSmart™ 2025 Retirement Target Fund (formerly, Franklin Templeton 2025 Retirement Target Fund) and Franklin Resources, Inc. dated July 31, 2006

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2009

(vi)

Subscription Agreement between Registrant on behalf of Franklin LifeSmart™ 2035 Retirement Target Fund (formerly, Franklin Templeton 2035 Retirement Target Fund) and Franklin Resources, Inc. dated July 31, 2006

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2009

(vii)

Subscription Agreement between Registrant on behalf of Franklin LifeSmart™ 2045 Retirement Target Fund (formerly, Franklin Templeton 2045 Retirement Target Fund) and Franklin Resources, Inc. dated July 31, 2006

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2009

(m) Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Conservative Target Fund (formerly, Franklin Templeton Conservative Target Fund) and Franklin Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(ii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Moderate Target Fund (formerly, Franklin Templeton Moderate Target Fund) and Franklin Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(iii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Growth Target Fund (formerly, Franklin Templeton Growth Target Fund) and Franklin Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(iv)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Conservative Target Fund (formerly, Franklin Templeton Conservative Target Fund), Franklin Moderate Target Fund (formerly, Franklin Templeton Moderate Target Fund) and Franklin Growth Target Fund (formerly, Franklin Templeton Growth Target Fund) and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(v)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Conservative Target Fund (formerly, Franklin Templeton Conservative Target Fund), Franklin Moderate Target Fund (formerly, Franklin Templeton Moderate Target Fund) and Franklin Growth Target Fund (formerly, Franklin Templeton Growth Target Fund) and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 2, 2010

(vi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Corefolio Allocation Fund (formerly, Franklin Templeton Corefolio Allocation Fund) and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(vii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Founding Funds Allocation Fund (formerly, Franklin Templeton Founding Funds Allocation Fund) and Franklin/Templeton Distributors, Inc. dated May 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(viii)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Corefolio Allocation Fund (formerly, Franklin Templeton Corefolio Allocation Fund) and Franklin Founding Funds Allocation Fund (formerly, Franklin Templeton Founding Funds Allocation Fund) and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(ix)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Corefolio Allocation Fund (formerly, Franklin Templeton Corefolio Allocation Fund) and Franklin Founding Funds Allocation Fund (formerly, Franklin Templeton Founding Funds Allocation Fund) and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 64 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 26, 2016

(x)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ Retirement Income Fund (formerly, Franklin Templeton 2015 Retirement Target Fund) and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(xi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ 2025 Retirement Target Fund (formerly, Franklin Templeton 2025 Retirement Target Fund) and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(xii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ 2035 Retirement Target Fund (formerly, Franklin Templeton 2035 Retirement Target Fund) and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(xiii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ 2045 Retirement Target Fund (formerly, Franklin Templeton 2045 Retirement Target Fund) and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(xiv)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ Retirement Income Fund (formerly, Franklin Templeton 2015 Retirement Target Fund), Franklin LifeSmart™ 2025 Retirement Target Fund (formerly, Franklin Templeton 2025 Retirement Target Fund), Franklin LifeSmart™ 2035 Retirement Target Fund (formerly, Franklin Templeton 2035 Retirement Target Fund) and Franklin LifeSmart™ 2045 Retirement Target Fund (formerly, Franklin Templeton 2045 Retirement Target Fund) and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14

File No. 333-165905

Filing Date: August 13, 2010

(xv)

Amended and Restated Class R Distribution Plan pursuant to Rule12b-1 between Registrant on behalf of Franklin LifeSmart™ Retirement Income Fund (formerly, Franklin Templeton 2015 Retirement Target Fund), Franklin LifeSmart™ 2025 Retirement Target Fund (formerly, Franklin Templeton 2025 Retirement Target Fund), Franklin LifeSmart™ 2035 Retirement Target Fund (formerly, Franklin Templeton 2035 Retirement Target Fund) and Franklin LifeSmart™ 2045 Retirement Target Fund (formerly, Franklin Templeton 2045 Retirement Target Fund) and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14

File No. 333-165905

Filing Date: August 13, 2010

(xvi)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2020 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated June 1, 2013

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(xvii)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2030 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated June 1, 2013

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(xviii)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2040 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated June 1, 2013

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(xix)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2050 and Franklin/Templeton Distributors, Inc. dated June 1, 2013

Filing: Post-Effective Amendment No. 40 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(xx)

Class C Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated June 1, 2013

Filing: Post-Effective Amendment No. 64 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 26, 2016

(xxi)

Class R Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated June 1, 2013

Filing: Post-Effective Amendment No. 64 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 26, 2016

(xxii)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2055 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated May 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(xxiii)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2055 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated May 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(xxiv)

Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2055 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated May 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(xxv)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund and Franklin/Templeton Distributors, Inc. dated February 5, 2016

Filing: Post-Effective Amendment No. 57 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 4, 2016

(xxvi)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund and Franklin/Templeton Distributors, Inc. dated February 5, 2016

Filing: Post-Effective Amendment No. 57 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 4, 2016

(n) Rule 18f-3 Plan

(i)

Amended and Restated Multiple Class Plan for Franklin LifeSmart™ Retirement Income Fund (formerly, Franklin Templeton 2015 Retirement Target Fund), Franklin LifeSmart™ 2025 Retirement Target Fund (formerly, Franklin Templeton 2025 Retirement Target Fund, Franklin LifeSmart™ 2035 Retirement Target Fund (formerly, Franklin Templeton 2035 Retirement Target Fund) and Franklin LifeSmart™ 2045 Retirement Target Fund (formerly, Franklin Templeton 2045 Retirement Target Fund) dated December 6, 2012

Filing: Post-Effective Amendment No. 35 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 16, 2013

(ii)

Multiple Class Plan for Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund dated June 1, 2013

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(iii)

Multiple Class Plan for Franklin LifeSmart™ 2055 Retirement Target Fund dated December 4, 2014

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(iv)

Multiple Class Plan for Franklin Payout 2019 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(v)

Multiple Class Plan for Franklin Payout 2020 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vi)

Multiple Class Plan for Franklin Payout 2021 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vii)

Multiple Class Plan for Franklin Payout 2022 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vii)

Multiple Class Plan for Franklin Payout 2023 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(ix)

Amended and Restated Multiple Class Plan for Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund dated April 12, 2016

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: May 25, 2016

(x)

Amended Multiple Class Plan for Franklin Corefolio Allocation Fund dated July 12, 2017

Filing: Post-Effective Amendment No. 73 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 27, 2018

(xi)

Amended Multiple Class Plan for Franklin Founding Funds Allocation Fund dated July 12, 2017

Filing: Post-Effective Amendment No. 73 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 27, 2018

(p) Code of Ethics

(i) Code of Ethics dated December 31, 2018 Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A File No. 333-13601 Filing Date: April 24, 2019

(q) Power of Attorney

(i) Power of Attorney dated June 13, 2013 Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A File No. 333-13601 Filing Date: September 27, 2013

(ii) Power of Attorney dated October 1, 2014 – Mary C. Choksi Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A File No. 333-13601 Filing Date: February 13, 2015

(iii) Power of Attorney dated May 23, 2017 for Matthew T. Hinkle Filing: Post-Effective Amendment No. 69 to Registration Statement on Form N-1A File No. 333-13601 Filing Date: July 27, 2017

(iv) Power of Attorney dated December 16, 2017 for Terrence J. Checki Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A File No. 333-13601 Filing Date: April 27, 2018

(v) Power of Attorney dated February 8, 2019 for Edward D. Perks Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A File No. 333-13601 Filing Date: February 14, 2019

Item 29.    Persons Controlled by or Under Common Control with Registrant

None

Item 30.    Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of the Investment Adviser

(a) Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b)   Franklin Templeton Investments Corp. (FTIC)

FTIC serves as sub-adviser to Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund. The officers and/or directors/trustees also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of FTIC (SEC File 801-58185), incorporated herein by reference, which sets forth the officers and directors of FTIC and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

(a)   Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b)   The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c)   Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 31st day of July, 2019.

FRANKLIN FUND ALLOCATOR SERIES

(Registrant)

By:   /s/Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD D. PERKS*	Chief Executive Officer-Investment Management
Edward D. Perks	Dated: July 31, 2019

MATTHEW T. HINKLE*	Chief Executive Officer-Finance and Administration
Matthew T. Hinkle	Dated: July 31, 2019

GASTON GARDEY*	Chief Financial Officer and Chief Accounting Officer
Gaston Gardey	Dated: July 31, 2019

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: July 31, 2019

TERRENCE J. CHECKI*	Trustee
Terrence J. Checki	Dated: July 31, 2019

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: July 31, 2019

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: July 31, 2019

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: July 31, 2019

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: July 31, 2019

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: July 31, 2019

LARRY D. THOMPSON*

Trustee
Larry D. Thompson	Dated: July 31, 2019

*By:  /s/Steven J. Gray

Steven J. Gray, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN FUND ALLOCATOR SERIES

REGISTRATION STATEMENT

EXHIBIT INDEX

The following exhibits are attached:

None